Other current assets	6 Months Ended
Mar. 31, 2026
Other current assets
Other current assets

Note 7 — Other current assets

Other current assets consisted of the following:

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Security deposits	$1,041,476	$28,000
Advances to third parties	1,403,292	989,986
Prepaid expenses	24,787	9,900
Prepaid value-added tax	30,675	29,723
Sub-total	2,500,230	1,057,609
Less: allowance for credit losses	(775,616)	(685,345)
Other current assets, net	$1,724,614	$372,264

The movement of allowance for credit losses was as follows:

	For the Six	For the
	Months Ended	Year Ended
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Balance as of beginning of period	$685,345	-
Additions	67,260	676,460
Translation adjustments	23,011	455
Balance as of end of period	$775,616	$685,345